PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Major classes of property, plant and equipment were as follows:

	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Land and land improvements	$544,057	$26,963
Buildings and leasehold improvements	399,392	121,631
Machinery and equipment	368,754	187,664
Computer software	65,036	29,175
Vessels and containers	233,376	—
Machinery and equipment and vessel containers under finance leases	48,195	14,343
Construction in progress	55,717	—
	1,714,527	379,776
Accumulated depreciation	(283,677)	(160,111)
	$1,430,850	$219,665
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years
Land improvements	1 to 30
Buildings and leasehold improvements*	2 to 50
Machinery and equipment	1 to 25
Computer software	1 to 10
Vessels and containers	1 to 30
Machinery and equipment and vessel containers under finance leases	Shorter of lease term or useful life
*Leasehold improvements are depreciated using the shorter of the useful life or life of the lease.